Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other liabilities [Abstract]
Other liabilities
2023 2022
Deferred sales [note 18] $ 45,372 $ 66,845
Derivatives [note 27] 22,344 58,342
Accrued pension and post-retirement benefit liability [note 26] 77,002 66,180
Lease obligation 10,816 9,287
Product loan (a) 166,052 78,094
Sales contracts [note 6] 6,314 9,000
Other 64,064 59,738
391,964 347,486
Less: current portion (48,544) (131,324)
Net $ 343,420 $ 216,162
(a) The Company has standby product loan facilities with various counterparties. The arrangements allow it to borrow up to
1,978,000

kgU of UF
6

conversion services and
3,506,000

pounds of U
3
O
8

by September 30, 2026 with repayment in kind up to
December 31, 2026 . Under the facilities, standby fees of up to 1 % are payable based on the market value of the facilities and interest is payable on the market value of any amounts drawn at rates ranging from 0.5 % to 2.0%. At December 31, 2023, we have 1,777,000

kgU of UF
6

conversion services (December 31, 2022 -
1,529,000

kgU) drawn on the loans with repayment in
the following years:

Standby product loan facilities with various counterparties	2024 2025 2026 Total kgU of UF 6 - - 528,000 1,249,000 1,777,000 2024 2025 2026 Total lbs of U 3 O 8 - 630,000 2,126,000 2,756,000